Significant Risks And Uncertainties	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Risks and Uncertainties [Abstract]
Significant Risks And Uncertainties

12. SIGNIFICANT RISKS AND UNCERTAINTIES

Our business makes us vulnerable to changes in wellhead prices of crude oil and natural gas. Historically, world-wide oil and natural gas prices and markets have been volatile, and may continue to be volatile in the future. In particular, the prices of oil and natural gas have been highly volatile and declined dramatically since the second half of 2014. Although oil and natural gas prices have recently begun to recover from lows experienced since such decline, forecasted prices for both oil and natural gas continue to remain depressed. The duration and magnitude of changes in oil and natural gas prices cannot be predicted. Continued depressed oil and natural gas prices, further price declines or any other unfavorable market conditions could have a material adverse effect on our financial condition and on the carrying value of our proved oil and natural gas reserves. Sustained low oil or natural gas prices may require us to write down the value of our oil and natural gas properties and/or revise our development plans, which may cause certain of our undeveloped well locations to no longer be deemed proved. This could cause a reduction in the borrowing base under our credit facility to the extent that we are not able to replace the reserves that we produce. Low prices may also reduce our cash available for distribution, acquisitions and for servicing our indebtedness. We mitigate some of this vulnerability by entering into oil, natural gas and natural gas liquids price derivative contracts. See Note 7.

NOTE 15 – SIGNIFICANT RISKS AND UNCERTAINTIES

Our business makes us vulnerable to changes in wellhead prices of oil and natural gas. Historically, world-wide oil and natural gas prices and markets have been volatile, and may continue to be volatile in the future. In particular, the prices of oil and natural gas have been highly volatile and declined dramatically since the second half of 2014. Although oil and natural gas prices have recently begun to recover from the lows experienced since the decline in the second half of 2014, forecasted prices for both oil and natural gas remain depressed. The duration and magnitude of changes in oil and natural gas prices cannot be predicted. Continued depressed oil and natural gas prices, further price declines or any other unfavorable market conditions could have a material adverse effect on our financial condition and on the carrying value of our proved oil and natural gas reserves. Sustained low oil or natural gas prices may require us to further write down the value of our oil and natural gas properties and/or revise our development plans, which may cause certain of our undeveloped well locations to no longer be deemed proved. This could cause a reduction in the borrowing base under our credit facility to the extent that we are not able to replace the reserves that we produce. Low prices may also reduce our cash available for distribution, acquisitions and for servicing our indebtedness. We mitigate some of this vulnerability by entering into oil and natural gas price derivative contracts. See Note 7.